Document and Entity Information	Jan. 19, 2022
Cover [Abstract]
Entity Registrant Name	UMPQUA HOLDINGS CORP
Amendment Flag	false
Entity Central Index Key	0001077771
Document Type	8-K
Document Period End Date	Jan. 19, 2022
Entity Incorporation State Country Code	OR
Entity File Number	001-34624
Entity Tax Identification Number	93-1261319
Entity Address, Address Line One	One SW Columbia Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97258
City Area Code	(503)
Local Phone Number	727-4100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	UMPQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false